Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities:
Net Loss	$ (940,662)	$ (3,051,339)	$ (4,971,277)	$ (2,909,850)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	6,668	7,379	28,074	30,781
Gain on debt extinguishment (PPP)	(90,100)
Amortization of debt discount	235,492		50,505
Imputed interest - related party	20,429	9,784	58,817	22,337
Fair value of options issued for services		2,544,215	2,845,459	696,937
Warrants issued/(cancelled) to consultants	78,246			(19,915)
Changes in operating assets and liabilities:
Decrease (Increase) in prepaid expenses	443	19,075	29,157	(24,887)
Operating lease right-of-use, net	40,928	28,728	108,217	86,326
Increase in accrued expenses and other payables - related party	224,464	174,705	657,520	795,633
(Decrease) Increase in royalty agreement payable - related party
(Decrease)Increase in accounts payable	45,640	(78,513)	39,055	314,369
Operating lease liabilities, current	(40,201)	(26,647)	(100,239)	(79,609)
Net Cash Used In Operating Activities	(418,653)	(372,613)	(1,254,712)	(1,087,878)
Cash Flows From Investing Activities:
Purchase of Fixed Assets and Leasehold Improvements				(100,792)
Net Cash Used In Investing Activities				(100,792)
Cash Flows From Financing Activities:
Proceeds from notes payable - related party		300,000	1,015,000	320,000
Proceeds from convertible note payable, net of original issue discount	450,000		950,000
Payment of debt offering costs			(86,000)
Principal payments on debt	(10,000)	(15,000)	(40,000)	(20,000)
Contributed capital - related party			17,495
Proceeds from SBA Paycheck Protection Loan			90,100
Proceeds from issuance of common stock				1,000,000
Proceeds from warrant exercise	88,784
Net Cash Provided by Financing Activities	528,784	285,000	1,946,595	1,300,000
Net Increase in Cash	110,131	(87,613)	691,883	111,327
Cash at Beginning of Period	816,907	125,024	125,024	13,697
Cash at End of Period	927,038	37,411	816,907	125,024
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes
Supplemental disclosure of non-cash investing and financing activities:
Shares issued in connection with cashless warrants exercise	381,317		365,157	329,622
Beneficial conversion feature in connection with convertible debt	$ 450,000		864,000
Original issue discount in connection with convertible debt			50,000
Settlement of accounts payable with note payable				265,244
Settlement of accounts payable with stock issuance				281,659
Adoption of lease standard ASC 842				$ 559,568